INCOME TAXES (Details) - Schedule of Effective Income Tax Rate Reconciliation	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory rate on pre-tax book loss	(34.00%)	(34.00%)
Gain on change in fair value of derivatives	1.24%	(11.50%)
Stock based compensation	17.60%	28.60%
Other	0.09%	2.10%
Valuation allowance	15.07%	14.80%
	0.00%	0.00%